Derivative instruments and hedging activities - Summary of changes in fair value of hedging instruments related to cash flow hedges recorded in accumulated other comprehensive income (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Reclassification adjustments to profit(loss) for the year		¥ 14,529	¥ (7,228)
Cash Flow Hedges [member]
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Balance at the beginning		1,299	1,248
Changes in fair value of hedging instruments recognized in other comprehensive income		(7,703)	7,481
Reclassification adjustments to profit(loss) for the year	[1],[2]	14,529	(7,228)
Deffered Tax		(2,091)	(202)
Balance at the end		6,034	1,299
Cash Flow Hedges [member] | Foreign Exchange Contract [Member]
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Balance at the beginning		(4,282)	1,248
Changes in fair value of hedging instruments recognized in other comprehensive income		(14,645)	(2,672)
Reclassification adjustments to profit(loss) for the year	[1],[2]	12,886	(5,119)
Deffered Tax		538	2,261
Balance at the end		(5,503)	(4,282)
Cash Flow Hedges [member] | Interest Rate Contracts [Member]
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Balance at the beginning		5,581	0
Changes in fair value of hedging instruments recognized in other comprehensive income		6,942	10,153
Reclassification adjustments to profit(loss) for the year	[1],[2]	1,643	(2,109)
Deffered Tax		(2,629)	(2,463)
Balance at the end		¥ 11,537	¥ 5,581

[1]	For the fiscal years ended March 31, 2021 and 2022, hedge ineffectiveness recognized in profit or loss was not material.
[2]	In the consolidated statements of income, the amount reclassified to profit (loss) is included in sales for hedges of foreign exchange contracts and in financial expenses for hedges of interest rate contracts.